Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended			15 Months Ended
	Mar. 13, 2025	Jan. 06, 2025	Oct. 04, 2024	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025
C000256275
Account Value [Line Items]
Line Graph and Table Measure Name															Arm Holdings PLC ADRhedged™ ($9,547)
Accumulated Value	$ 10,000			$ 9,567			$ 13,633			$ 12,214			$ 9,547
C000256274
Account Value [Line Items]
Line Graph and Table Measure Name															ASML Holding NV ADRhedged™ ($14,491)
Accumulated Value	10,000			9,618			10,737			13,052			14,491
C000192678
Account Value [Line Items]
Line Graph and Table Measure Name															AstraZeneca PLC ADRhedged™ ($11,692)
Accumulated Value			$ 10,000			$ 8,904			$ 9,752			$ 8,743				$ 9,817	$ 11,692
C000192680
Account Value [Line Items]
Line Graph and Table Measure Name															BP p.l.c. ADRhedged™ ($10,965)
Accumulated Value		$ 10,000			$ 10,674			$ 9,068			$ 10,741			$ 10,965
C000192683
Account Value [Line Items]
Line Graph and Table Measure Name															GSK plc ADRhedged™ ($13,834)
Accumulated Value		10,000			11,143			10,526			12,146			13,834
C000192684
Account Value [Line Items]
Line Graph and Table Measure Name															HSBC Holdings plc ADRhedged™ ($17,496)
Accumulated Value			10,000			11,335			13,052			13,173				15,740	17,496
C000192669
Account Value [Line Items]
Line Graph and Table Measure Name															Novo Nordisk AS (B Shares) ADRhedged™ ($5,597)
Accumulated Value		10,000			8,005			7,334			6,034			5,597
C000192674
Account Value [Line Items]
Line Graph and Table Measure Name															SAP SE ADRhedged™ ($8,867)
Accumulated Value		10,000			10,466			11,003			9,693			8,867
C000192671
Account Value [Line Items]
Line Graph and Table Measure Name															Shell plc ADRhedged™ ($10,930)
Accumulated Value			10,000			9,671			11,024			10,110				10,546	10,930
C000256267
Account Value [Line Items]
Line Graph and Table Measure Name															STMicroelectronics NV ADRhedged™ ($10,374)
Accumulated Value	10,000			9,312			11,930			11,183			10,374
C000192676
Account Value [Line Items]
Line Graph and Table Measure Name															Toyota Motor Corporation ADRhedged™ ($12,905)
Accumulated Value	10,000			9,798			9,498			10,809			12,905
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			9,421			10,452			11,301			11,601
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			9,421			10,452			11,301			11,601
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			9,421			10,452			11,301			11,601
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 9,421			$ 10,452			$ 11,301			$ 11,601
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,170			11,283			12,200			12,524
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,170			11,283			12,200			12,524
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,170			11,283			12,200			12,524
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,170			$ 11,283			$ 12,200			$ 12,524
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000			10,258			9,820			10,894				11,780	12,092
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000			10,258			9,820			10,894				11,780	12,092
S&P 500 Index
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 10,258			$ 9,820			$ 10,894				$ 11,780	$ 12,092